Condensed Consolidated Statements of Cash Flows (Unaudited) (Parentheticals)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 6% Secured Convertible Notes [Member]	Feb. 28, 2014 6% Secured Convertible Notes [Member]	Feb. 12, 2014 6% Secured Convertible Notes [Member]
Senior secured convertible notes	2.50%	2.50%	2.50%	6.00%	6.00%	6.00%